INCOME TAXES	12 Months Ended
Nov. 30, 2019
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

16. INCOME TAXES

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statement of operations and comprehensive loss for the years ended November 30, 2019, 2018 and 2017:

	2019	2018	2017
Net loss before tax and comprehensive loss	$(4,612,286)	$(998,225)	$(115,989)
Statutory tax rate	27.00%	26.92%	26.00%
Expected income tax (recovery)	(1,245,317)	(268,689)	(30,157)
Non-deductible items	61,781	43,592	-
Goodwill impairment	186,864	-	-
Change in estimates	(214,745)	-	-
Change in deferred tax assets not recognized	965,938	213,774	30,157
Income tax expense (recovery)	$(245,479)	$(11,323)	$-

The statutory tax rate increased from 26.92% to 27.00% due to an increase in the BC corporate tax rate on January 1, 2018.

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding values for tax purposes. Deferred tax assets (liabilities) at November 30, 2019 and 2018 are comprised of the following:

	2018	Tax recovery (expense)	Foreign exchange	2019
	$	$	$	$
Intangible assets	(257,223)	256,875	348	-
Non-capital losses carryforwards	11,410	(11,396)	(14)	-
Net deferred tax assets (liability)	(245,813)	245,479	334	-

The unrecognized deductible temporary differences as at November 30, 2019 and 2018 are comprised of the following:

	2019	2018

Exploration and evaluation assets	$35,000	$61,000
Non-capital loss carryforwards	2,258,584	1,350,310
Net operating losses	1,426,074	-
Intangible assets	1,316,280	-
Financing costs	74,880	232,465
Capital losses	78,006	-
Cumulative eligible capital	270	270
Total unrecognized deductible temporary differences	$5,189,094	$1,644,045

The Company has non-capital loss carryforwards, for which no deferred tax asset has been recognized of approximately $3,684,658 (2018: $1,350,310) which may be carried forward to apply against future income for Canadian and US income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry
2030	$2,937
2031	15,506
2032	57,655
2033	59,622
2034	117,154
2035	122,790
2036	138,822
2037	127,413
2038	675,203
2039	2,367,556
TOTAL	$3,684,658